Loan Receivable - Carrying Value of Term Loan Facility (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Loans Receivable Net [Abstract]
15% Term loan facility	$ 1,000
Unamortized discount	(36)
Accrued interest	802
Net carrying amount	$ 1,766